BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Not primary beneficiary
Variable interest entity
VIEs maximum exposures to loss	$ 2,687	$ 2,274
Primary beneficiary
Variable interest entity
VIEs maximum exposures to loss	$ 221	$ 266